Consolidated and Combined Statements of Changes in Stockholders' Equity (USD $) In Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Parent Company Investment
Beginning Balance at Dec. 31, 2008	$ 1,636				$ (6)	$ 1,642
Comprehensive income	341				78	263
Change in parent company investment	(290)					(290)
Ending Balance at Dec. 31, 2009	1,687				72	1,615
Comprehensive income	294				(35)	329
Change in parent company investment	738					738
Ending Balance at Dec. 31, 2010	2,719				37	2,682
Comprehensive income	161			59	(118)	220
Assumption of accumulated unrealized gains (losses) on postretirement benefit plans, net of tax of $32	(73)				(73)
Contributed currency translation adjustment	276				276
Change in parent company investment	(1,240)					(1,240)
Conversion of net investment		2	1,660			(1,662)
Cash dividends paid ($0.1012 per share)	(19)			(19)
Stock incentive plans and related tax benefits	3		3
Ending Balance at Dec. 31, 2011	$ 1,827	$ 2	$ 1,663	$ 40	$ 122